Employee Retirement Plan (Additional Information) (Details) - 401 (K)	3 Months Ended
Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Contribution to employee	100.00%
Employee salary deferrals	0.01
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee salary deferrals	0.06
Minimum
Defined Benefit Plan Disclosure [Line Items]
Contribution to employee	50.00%
Employee salary deferrals	0.01